Expense Example	Prospectus #1 Delaware Corporate Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Corporate Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Corporate Bond Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Corporate Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware High-Yield Opportunities Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware High-Yield Opportunities Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware High-Yield Opportunities Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware High-Yield Opportunities Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R6 Expense Example, with Redemption, 10 Years
USD ($)	530	721	927	1,522	260	517	898	1,968	109	362	634	1,411	58	204	363	825	46	173	311	713	530	747	982	1,655	260	544	953	2,097	109	389	691	1,548	58	232	422	968	47	193	352	815	370	575	796	1,431	274	541	932	2,029	123	386	669	1,476	73	229	400	894	63	205	359	808	536	765	1,013	1,721	266	562	984	2,161	115	408	723	1,615	64	251	454	1,040	59	231	418	958